Brighthouse Wellington Large Cap Research Portfolio Expense Example - Brighthouse Wellington Large Cap Research Portfolio	Dec. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 55
Expense Example, with Redemption, 3 Years	182
Expense Example, with Redemption, 5 Years	320
Expense Example, with Redemption, 10 Years	722
Class B
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	261
Expense Example, with Redemption, 5 Years	457
Expense Example, with Redemption, 10 Years	1,022
Class E
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	70
Expense Example, with Redemption, 3 Years	229
Expense Example, with Redemption, 5 Years	402
Expense Example, with Redemption, 10 Years	$ 903